SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment net, Goodwill and Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 25, 2021
Property, Plant and Equipment [Line Items]
Impairment expense	$ 143,655
Impairment loss for other non-current asset	$ 4,216	$ 0	$ 0
Goodwill				$ 143,655
Software
Property, Plant and Equipment [Line Items]
Estimated useful life of Intangible assets	10 years
Domain name.
Property, Plant and Equipment [Line Items]
Estimated useful life of Intangible assets	10 years
Trademark (1)
Property, Plant and Equipment [Line Items]
Estimated useful life of Intangible assets	10 years
Computer equipment and application software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer equipment and application software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years